Goodwill	12 Months Ended
Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill

15. GOODWILL

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2021 and 2020:

		Opening	Foreign	Argentine	Closing			Argentine		Closing
		balance	Currency	hyperinflationary	balance	Business Combination	Foreign Currency	hyperinflationary		balance
		1-1-2020	Translation	economy	12-31-2020		Translation	economy	Impairment (*)	12-31-2021
Company	Cash Generating Unit	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Rio S.A. (1)	Enel Distribución Río S.A.	211,367	(47,672)	—	163,695	—	(11,043)	—	—	152,652
Compañía Distribuidora y Comercializadora de Energía S.A. (2)	Compañía Distribuidora y Comercializadora de Energía S.A.	13,191	(529)	—	12,662	—	(2,016)	—	—	10,646
Enel Generación El Chocón S.A. (3)	Enel Generación El Chocón S.A.	25,372	(7,299)	6,530	24,603	—	(4,461)	10,263	(9,963)	20,442
Enel Distribución Peru S.A. (4)	Enel Distribución Peru	69,647	(5,801)	—	63,846	—	(6,022)	—	—	57,824
EGP Cachoeira Dourada S.A. (5)	EGP Cachoeira Dourada S.A.	77,503	(17,480)	—	60,023	—	(4,049)	—	—	55,974
Enel Generación Peru S.A. (6)	Enel Generación Peru	131,090	(10,918)	—	120,172	—	(11,335)	—	—	108,837
Emgesa S.A. E.S.P. (7)	Emgesa S.A. E.S.P.	5,835	(234)	—	5,601	—	(892)	—		4,709
Enel Peru S.A.	Enel Distribución Peru	23	(3)	—	20	—	(2)	—	—	18
Enel Brasil S.A.	Enel Brazil S.A.	984	(222)	—	762	—	(51)	—	—	711
Enel Distribución Ceará S.A. (8)	Enel Distribución Ceará S.A.	106,396	(23,997)	—	82,399	—	(5,559)	—	—	76,840
Enel Distribución Sao Paulo S.A. (9)	Enel Distribución Sao Paulo	531,635	(119,906)	—	411,729	—	(27,776)	—	—	383,953
Enel Brasil S.A. (10) (11)	Enel Brazil S.A.	—	—	—	—	422,410	15,281	—	—	437,691
Enel Green Power Argentina S.A. (10)	Enel Green Power Argentina S.A.	—	—	—	—	2,252	(237)	—	—	2,015
Enel Green Power Colombia SAS E.S.P (10)	Enel Green Power Colombia SAS E.S.P.	—	—	—	—	55,335	(4,623)	—	—	50,712
Enel Green Power Peru S.A. (10)	Enel Green Power Peru S.A.	—	—	—	—	76,306	—	—	—	76,306
Enel Solar S.R.L. (10)	Enel Solar S.R.L.	—	—	—	—	2,094	—	—	—	2,094
Enel Green Power Panama S.A. (10)	Enel Green Power Panama S.A.	—	—	—	—	24,964	—	—	—	24,964
Empresa de Generación Eléctrica Los Pinos S.A. (10)	Empresa de Generación Eléctrica Los Pinos S.A.	—	—	—	—	2,838	(159)	—	—	2,679
Jaguito Solar 10MW S.A. (10)	Jaguito Solar 10MW S.A.	—	—	—	—	386	—	—	—	386
Progreso Solar 20MW S.A. (10)	Progreso Solar 20MW S.A.	—	—	—	—	772	—	—	—	772
Total		1,173,043	(234,061)	6,530	945,512	587,357	(62,944)	10,263	(9,963)	1,470,225

(*) See Note 30.b)

According to the Group management’s estimates and projections, the expected future cash flows projections attributable to the cash-generating units or groups of cash-generating units, to which the acquired goodwill has been allocated, allow the recovery of its carrying amount as of December 31, 2021 (see Note 3.e).

The origin of the goodwill is detailed below:

1.- Enel Distribución Rio S.A. (formerly Ampla Energia e Serviços S.A.)

On November 20, 1996, the Company and Enel Distribución Chile S.A. (formerly named Chilectra S.A.), together with Endesa, S.A. and Electricidad de Portugal, acquired a controlling equity interest in Cerj S.A. (now Enel Distribución Rio S.A.) of Rio de Janeiro in Brazil. The Company and Enel Distribución Chile S.A. together acquired 42% of the total shares in an international public bidding process held by the Brazilian government. The Company and Enel Distribución Chile S.A. also acquired an additional 18.5% on December 31, 2000, as such, holding, directly and indirectly, a total 60.5% ownership interest.

2.- Compañía Distribuidora y Comercializadora de Energía S.A. (Codensa S.A.)

On October 23, 1997, Enel Américas S.A. and its former subsidiary Enel Distribución Chile S.A., together with Endesa, S.A., acquired a 48.5% equity interest in Codensa, a company that distributes electricity in Santa Fé de Bogotá in Colombia. The acquisition took place through an international public bidding process held by the Colombian government.

3.- Enel Generación El Chocón S.A.

On August 31, 1993, Enel Generación Chile S.A. (formerly known as Endesa Chile) acquired a 59% equity interest of Enel Generación El Chocón S.A. in an international public bidding process held by the Argentine government.

4.- Enel Distribución Perú S.A.A.

On October 15, 2009, in a transaction on the Lima Stock Exchange, the Company acquired an additional 24% interest in Enel Distribución Perú S.A.A.

5.- EGP Cachoeira Dourada S.A.

On September 5, 1997, the Company’s former subsidiary Enel Generación Chile S.A. acquired 79% of EGP Cachoeira Dourada S.A. in the state of Goiás in a public bidding process held by the Brazilian government.

6.- Enel Generación Perú S.A.A (formerly Edegel S.A.A. )

On October 9, 2009, in a transaction on the Lima Stock Exchange in Peru, the Company’s former subsidiary Enel Generación Chile S.A. acquired an additional 29.3974% equity interest in Enel Generación Perú S.A.

7.- Emgesa S.A. E.S.P.

On October 23, 1997, the Company’s former subsidiary Enel Generación Chile S.A., together with Endesa, S.A., acquired a 48.5% equity interest in Emgesa S.A. E.S.P. in Colombia. The acquisition was made in an international public bidding process held by the Colombian government.

8.- Enel Distribución Ceará S.A. (formerly Compañía Energética Do Ceará S.A.)

Between 1998 and 1999, the Company and its former subsidiary Enel Distribución Chile S.A., together with Endesa, S.A., acquired Compañía de Distribución Eléctrica del Estado de Ceará (now named Enel Distribución Ceará S.A.) in northeast Brazil in an international public bidding process held by the Brazilian government.

9.- Enel Distribución Sao Paulo S.A.

On June 7, 2018, the Company’s subsidiary Enel Brasil acquired a 73.38% interest in Eletropaulo Metropolitana de Electricidade de Sao Paulo S.A. (currently Enel Distribución Sao Paulo S.A.). Subsequently, between June 22 and July 4, 2018, additional participation increases were effected, representing an increase from 73.38% to 95.05%.

10.- EGP Central and South America

Goodwill was recognized as a result of the merger of Enel Américas and EGP Americas effective on April 1, 2021 (see Note 5). Such goodwill were assigned to the following companies: Enel Green Power Brasil Participaçoes Ltda., Enel Green Power Argentina SA, Enel Green Power Colombia SAS Esp, Enel Green Power Peru SA, Empresa de Generación Eléctrica Los Pinos SA, Enel Solar SRL, Enel Green Power Panamá S.A, Jaguito Solar 10MW S.A. and Progreso Solar 20MW S.A. These companies arise from several business combinations completed in the past by Enel Green Power SpA.

11.- Enel Brasil S.A.

On November 4, 2021, Enel Green Power Brasil Participaçoes Ltda. was merged with and into Enel Brasil S.A. with the latter as the surviving corporation.